Note 43 Income by type of insurance product (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 1,261	€ 1,075	€ 908
Life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	617	649	622
Individual life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	590	573	583
Group insurance life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	27	76	39
Non-life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	643	426	286
Home insurance non life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	0	0	0
Other non life insurance products [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 643	€ 426	€ 286

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)